Operations and Summary of Significant Accounting Policies (Details) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended														12 Months Ended
	Dec. 31, 2011 USD ($) Independent_Dealers_Distributors	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Equipment Sales [Member] United States and Canada [Member]	Dec. 31, 2011 Replacement Parts [Member] United States and Canada [Member]	Dec. 31, 2011 Large Seasonal Products [Member] United States and Canada [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Equipment Sales [Member] International [Member]	Dec. 31, 2011 Minimum [Member] Replacement Parts [Member] International [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Equipment Sales [Member] International [Member]	Dec. 31, 2011 Maximum [Member] Replacement Parts [Member] International [Member]	Dec. 31, 2011 Maximum [Member] Large Seasonal Products [Member]	Dec. 31, 2011 Maximum [Member] Large Seasonal Products [Member] International [Member]	Mar. 03, 2011 AGCO-Amity JV [Member] Corporate Joint Venture [Member] USD ($)	Jan. 03, 2011 AGCO-Amity JV [Member] Corporate Joint Venture [Member]	Dec. 31, 2011 GIMA [Member] Corporate Joint Venture [Member] EUR (€)	Dec. 31, 2011 Rabobank [Member] Co-venturer [Member]	Nov. 30, 2011 Dafeng [Member] USD ($)	Nov. 30, 2011 Dafeng [Member] CNY
Accounting Policies [Line Items]
Number of Independent Dealers and Distributors	3,100
Equity Method Investment, Ownership Percentage						20.00%										50.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures																€ 4.2
Ownership Interest of Co Venture																	51.00%
Company acquired, percent															50.00%			80.00%	80.00%
Company acquired, purchase price														25.0				27.0	172.0
Revenue Recognition [Abstract]
Interest Income Period On Installment Agreements						6 months			12 months
number of months in which remaining installment agreement balance is generally due	12
Payment period on product sales	1 month		12 months	30 days	6 months		30 days	30 days	12 months	180 days	90 days		6 months
Interest Free Period on Receivables						1 month			12 months			23 months
Cash and Cash Equivalents [Abstract]
Cash	320.4	228.2
Cash Equivalents, at Carrying Value	$ 404.0	$ 491.7